Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover page.
Entity Registrant Name	ADVENT TECHNOLOGIES HOLDINGS, INC.
Entity Central Index Key	0001744494
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false